Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information
Schedule of primary long-lived assets by geographical location

	Property and equipment
	As of December 31,
	2021	2022
	US$	US$
Hong Kong	—	—
China	—	—
Philippines	148	25

	Right-of-use assets
	As of December 31,
	2021	2022
	US$	US$
Hong Kong	—	—
China	308	769
Philippines	1,262	—